LICENSE AND GRANT REVENUES	3 Months Ended
Mar. 31, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Abstract]
LICENSE AND GRANT REVENUES	LICENSE AND GRANT REVENUES
The following table summarizes the total revenue recorded in the Company’s consolidated statements of operations (in thousands):

	YEAR ENDED DECEMBER 31,
	2023	2022
License fee revenue
Phylaxis BioScience, LLC	$1,634	$1,101
Chiesi Farmaceutici S.p.A.	166	877
2seventy bio, Inc.	—	200
Total license fee revenue	1,800	2,178
Grant revenue
Congressionally Directed Medical Research Program	—	14
Total grant revenue	—	14
Total revenue	$1,800	$2,192
License and Collaboration Agreements
Phylaxis Agreements
In July 2020, the Company entered into a joint venture with Phylaxis BioScience, LLC, or Phylaxis. In connection with the joint venture, the Company entered into the following agreements: Contribution Agreement, License Agreement, Limited Liability Company Agreement, and Master Services Agreement, or collectively the Phylaxis Agreements, pursuant to which the Company licensed certain intellectual property and know-how to Phylaxis and agreed to provide services to develop certain compounds. The Company received $5.0 million in nonrefundable, upfront payments from Phylaxis under the Master Services Agreement, or the MSA. In addition, upon closing, the Company received a 10% equity interest in Phylaxis as consideration for the contribution of the license of the Company’s intellectual property and know-how. Pursuant to the terms of the Phylaxis Agreements, during the fourth quarter of 2023, the Company received an additional 5% equity interest in Phylaxis following the achievement of a milestone event. Under the License Agreement, the Company is also entitled to specified development and commercialization milestone payments of up to an aggregate of $225.0 million and $175.0 million, respectively. The Company is also entitled to share in a percentage of the profits of Phylaxis under the Limited Liability Company Agreement.
The Company recognized the initial transaction price of $5.5 million, comprised of the $5.0 million in upfront payments and the fair value of the 10% equity interest of $0.5 million, over the period of performance of development services on the two compounds. During the third quarter of 2022, the Company fulfilled this performance obligation in full and recognized all remaining deferred revenue under this contract.
During the fourth quarter of 2023, the Company transferred a second generation compound to Phylaxis, which was a milestone event under the agreements. Upon transfer, the Company received an additional 5% equity interest in Phylaxis, which has a fair value of $1.6 million. The Company recognized the fair value of the 5% equity interest as revenue and accounted for the investment under the equity method. In order to determine the fair value of the equity interest in Phylaxis upon this milestone, the Company utilized the investee’s independent valuations based on recent financings from third party investors at fair market value.
During the years ended December 31, 2023 and December 31, 2022, the Company recognized $1.6 million and $1.1 million of revenue under the Phylaxis agreements. As of December 31, 2023 and December 31, 2022, the Company had no deferred revenue related to this agreement.
Chiesi
In May 2019, the Company entered into an Option Agreement, as amended by the First Amendment to Option Agreement, dated August 19, 2019, or the Chiesi Option Agreement, with Chiesi Farmaceutici S.p.A., or Chiesi, pursuant to which the Company granted to Chiesi an exclusive option to obtain an exclusive license to develop and commercialize INBRX-101 outside of the United States and Canada. Additionally, the Chiesi Option Agreement
provided Chiesi with a right of negotiation for INBRX-101 development and commercialization rights in the United States and Canada in the event that the Company engages in discussions with any third parties for such rights during the term of the Chiesi Option Agreement. Under the terms of the Chiesi Option Agreement, the Company received a one-time, non-refundable option initiation payment of $10.0 million in August 2019.
The Company identified one performance obligation as of the effective date of the Chiesi Option Agreement, which is to perform research and development services for Chiesi during the option period, which would continue (unless the Chiesi Option Agreement is terminated earlier by Chiesi or the Company) until 60 days following the last to occur of (i) the Company’s delivery to Chiesi of the trial phase data for the first Phase I Clinical Trial, (ii) the Company’s delivery to Chiesi of the finalized minutes from the definitive U.S. Food and Drug Administration, or FDA, scientific advice meeting conducted following completion of such Phase I Clinical Trial, and (iii) the Company’s delivery to Chiesi of the finalized minutes from the definitive parallel European Medicines Agency health technology assessment, or EMA-HTA, scientific advice meeting conducted following completion of such Phase I Clinical Trial. The Company determined that the option to grant a license in the future is not a material right.
On July 24, 2023, the Company provided a copy of the European Medicines Agency, or EMA, scientific advice to Chiesi upon receipt, which fulfilled the necessary deliverables to Chiesi and triggered the start of its 60-day option period window. On September 18, 2023, the Company was notified that Chiesi declined to exercise its option, resulting in the expiration of the Chiesi Option Agreement (upon the lapse of the option period), and with the Company retaining global rights to develop and commercialize INBRX-101.
The $10.0 million upfront payment was allocated to the single performance obligation. Revenue is recognized over time as services are performed during the option period, based on the Company’s effort to satisfy the performance obligation relative to the total expense estimated to be incurred during the option period. During the years ended December 31, 2023 and December 31, 2022, the Company recognized $0.1 million and $0.9 million in revenue related to this agreement, respectively. As of December 31, 2023, the Company has no deferred revenue related to this agreement. As of December 31, 2022, the Company had $0.1 million current deferred revenue related to this agreement.
2seventy bio, Inc.
In June 2020, the Company entered into an Option and License Agreement with bluebird, pursuant to which the Company granted to bluebird exclusive worldwide rights to develop binders and cell therapy products containing single domain antibodies, or sdAbs, directed to specified targets, consisting of two initial programs and up to an additional 8 programs. The Company retains all rights to the specific sdAbs outside of the cell therapy field. In November 2021, this agreement, or the 2020 2seventy Agreement, was assigned to 2seventy bio, Inc., or 2seventy, in connection with bluebird’s internal restructuring and subsequent spin-out of 2seventy.
In June 2020, the Company received a non-refundable upfront option fee of $0.2 million in connection with each of the two initial programs, or $0.4 million in aggregate, and is entitled to an upfront option fee for each additional program, on a program-by-program basis. In June 2022, 2seventy selected a third program and paid a non-refundable upfront option fee of $0.2 million in exchange for a development license. Under each of the three programs, the Company has granted an option in which 2seventy may acquire an exclusive license with respect to all binders and cell therapy products developed under this agreement, which entitles the Company to additional fees upon exercise of the option. In connection with each program for which 2seventy exercises its option, 2seventy will be required to pay the Company a one-time, non-refundable, non-creditable fee in the low-single-digit millions. The Company is also entitled to receive certain developmental milestone payments of up to an aggregate of $51.5 million per therapeutic, as well as percentage tiered royalties on future product sales with rates in the mid-single-digits. Due to the uncertainty in the achievement of the developmental milestones and future sales, the variable consideration associated with the future milestone payments has been fully constrained (excluded) from the transaction price until such time that the Company concludes that it is probable that a significant reversal of previously recognized revenue will not occur. These estimates will be re-assessed at each reporting period. As of December 31, 2023, 2seventy has exercised one of its options and declined one of its options as related to the two initial programs, while the third program option remains outstanding.
As of the effective date of the 2020 2seventy Agreement, the Company identified one performance obligation, which was the transfer of the exclusive development license to bluebird for the two initial programs. The Company determined that the option granted for an exclusive license in the future was not a material right. For the eight programs not identified upon execution of the contract, the Company evaluated the customer option for additional purchases and determined that those options for additional programs did not constitute material rights nor variable consideration. As additional programs are identified, the Company re-assesses its performance obligations and transaction price accordingly.
In June 2022, pursuant to the terms regarding the addition of new programs in the 2020 2seventy Agreement, the Company received a $0.2 million upfront option fee related to the selection of a third program and transferred the related know-how and development license. The Company recognized the $0.2 million of revenue at the point in time in which the program was added and the program term began.
During the year ended December 31, 2022, the Company recognized $0.2 million of revenue related to this agreement. The Company did not recognize any revenue related to this agreement during the year ended December 31, 2023.
Government Grants
Grant revenue was recognized in accordance with the Company’s stated methodology discussed in Note 1.
CDMRP funded through the DoD
In February 2021, the Company was awarded a grant from the DoD in the amount of approximately $0.3 million for the development of sdAb based therapeutics targeting SARS-CoV-2 Spike protein for the treatment of COVID-19, or the 2021 DoD grant. Work under the grant began in February 2021 and continued through February 2022.
Revenue from this grant is based upon internal and subcontractor costs incurred by the Company that are specifically covered by the grants, and where applicable, an additional facilities and administrative rate that provided funding for overhead expenses. Revenue is recognized when the Company incurs these covered expenses related to the grant’s continued progression. The Company submits requests for reimbursement to the DoD for only those expenses which have been incurred by the Company in each period, resulting in reimbursement in arrears.
During the year ended December 31, 2022, $14,000 was recognized as revenue under the grant. All work was completed during the year ended December 31, 2022. No revenue was recognized under the grant during the year ended December 31, 2023.